Impairment Loss (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impaired Intangible Assets	Impairment loss was recorded for the assets detailed below:

	December 31,
	2018	2017	2016
Goodwill	118,000	714,000	—
Intangible assets, net	—	—	30,000
Other	2,407	1,220	7,744
	120,407	715,220	37,744